UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------


Form 13F File Number: 28-11248
                      -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Thomas T. Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:


/s/ Thomas T. Sullivan               New Canaan, Connecticut  May 15, 2007
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    -0-

Form 13F Information Table Entry Total:               56

Form 13F Information Table Value Total:            2,875,335
                                               ----------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           IMPALA ASSET MANAGEMENT LLC
                                 134 MAIN STREET
                              NEW CANAAN, CT 06840
                                TOM SULLIVAN, CFO
                                  203-972-4155

                  FORM 13F FOR THE PERIOD ENDED MARCH 31, 2007


                                                                                                  Investment    Other      Voting
Security                                Title of Class     CUSIP        MKT (000's)      Shares    Discretion   Managers  Authority
------------------------------------------------------------------------------------------------------------------------------------
Aercap Holdings                         SHS                N00985106      8,320          285,800        Y          N         SOLE
American Railcar                        COM                02916P103      1,470           49,311        Y          N         SOLE
AMR CORP  COM STK                       COM                001765106     37,866        1,243,561        Y          N         SOLE
APACHE CORP  COM STK                    COM                037411105     42,231          597,322        Y          N         SOLE
ARACRUZ CELULOSE SA CL B ADR            SPOM ADR PFD B     038496204    118,412        2,256,760        Y          N         SOLE
ARCH COAL INC  COM STK                  COM                039380100     20,716          675,000        Y          N         SOLE
ARMOR HLDGS INC  COM STK                COM                042260109     41,408          615,000        Y          N         SOLE
BARRICK GOLD CORP COM                   COM                067901108     20,485          717,500        Y          N         SOLE
BJ SVCS CO  COM STK                     COM                055482103        140            5,000        Y          N         SOLE
BOEING CO USD5 COM                      COM                097023105     35,564          400,000        Y          N         SOLE
C.H. ROBINSON                           COM NEW            12541W209      8,261          171,919        Y          N         SOLE
CAMECO CORP CAD COM                     COM                13321L108     26,435          645,000        Y          N         SOLE
CANADIAN NATIONAL RA ILWAY CO           COM                136375102     68,435        1,550,400        Y          N         SOLE
CARMAX INC  COM STK                     COM                143130102      2,454          100,000        Y          N         SOLE
CARNIVAL CORP                           PAIRED CTF         143658300     21,321          455,008        Y          N         SOLE
CATERPILLAR INC COM                     COM                149123101     67,700        1,010,000        Y          N         SOLE
CEDAR FAIR LP  COM STK                  DEPOSITRY UNIT     150185106      8,637          302,400        Y          N         SOLE
CENTURY ALUM CO  COM STK                COM                156431108     30,472          650,000        Y          N         SOLE
CHAMPION ENTERPRISES  INC COM           COM                158496109      6,448          732,697        Y          N         SOLE
CLEVELAND CLIFFS INC  COM STK           COM                185896107     13,096          204,600        Y          N         SOLE
CON-WAY INC COM STK                     COM                205944101     41,541          833,475        Y          N         SOLE
Copa Holdings SA-CLASS A                CL A               P31076105      1,501           29,161        Y          N         SOLE
CORNING INC  COM STK                    COM                219350105    190,429        8,374,200        Y          N         SOLE
CSX Corp                                COM                126408103      3,340           83,400        Y          N         SOLE
CYPRESS SEMICONDUCTO R CORP CO          COM                232806109     20,572        1,109,000        Y          N         SOLE
FREIGHTCAR AMERICA  COM STK             COM                357023100      9,634          200,000        Y          N         SOLE
GOODRICH CORP  COM STK                  COM                382388106     28,314          550,000        Y          N         SOLE
GOODYEAR TIRE & RUBR  CO COM S          COM                382550101    219,509        7,037,800        Y          N         SOLE
GREENBRIER COS INC  COM STK             COM                393657101      5,340          200,000        Y          N         SOLE
HARLEY DAVIDSON INC  COM STK            COM                412822108      7,767          132,200        Y          N         SOLE
HUB GROUP INC CL A COM STK              CL A               443320106     18,695          644,869        Y          N         SOLE
HUNT J B TRANS SVCS INC COM ST          COM                445658107    278,105       10,598,517        Y          N         SOLE
L B FOSTER CO CL A COM STK              COM                350060109      1,546           75,000        Y          N         SOLE
NAVIOS MARITIME HOLDINGS INC            COM                Y62196103    387,600            2,841        Y          N         SOLE
OCCIDENTAL PETE CORP                    COM                674599105     78,896        1,600,000        Y          N         SOLE
PILGRIMS PRIDE CORP  COM STK            COM                721467108      1,130           34,061        Y          N         SOLE
POTASH CORP OF SASKA TCHEWAN I          COM                73755L107     63,972          400,000        Y          N         SOLE
PPG INDUSTRIES INC  COM STK             COM                693506107     35,155          500,000        Y          N         SOLE
REGAL ENTERTAINMENT GROUP CL A          CL A               758766109      1,987          100,000        Y          N         SOLE
ROCKWELL AUTOMATION INC COM ST          COM                773903109     97,572        1,629,733        Y          N         SOLE
SANDERSON FARMS INC  COM STK            COM                800013104      1,220           32,920        Y          N         SOLE
SUN INC  COM STK                        COM                86764P109     54,359          771,700        Y          N         SOLE
SUNPOWER CORP  COM STK                   COM CL A          867652109     18,200          400,000        Y          N         SOLE
TAM SA                                  SP ADR REP PFD     87484D103      3,339          125,700        Y          N         SOLE
Teekay Offshore Partners LP             PARTNERSHIP UN     Y8564W105      4,178          144,056        Y          N         SOLE
TEEKAY SHIPPING CORP COM STK            COM                Y8564W103      9,539          176,292        Y          N         SOLE
TESCO CORP CAD NPV COM (USD)            COM                88157K101      1,377           51,846        Y          N         SOLE
TRANSOCEAN INC                          ORD                G90078109     57,190          700,000        Y          N         SOLE
TSAKOS ENERGY NAVIGATION LTD            SHS                G9108L108      2,860           55,000        Y          N         SOLE
UAL CORP  COM STK                       COM NEW            902549807    478,078       12,524,966        Y          N         SOLE
ULTRAPETROL BAHAMAS LTD COM ST          COM                P94398107     20,616        1,228,605        Y          N         SOLE
UNION PACIFIC CORP  COM STK             COM                907818108     33,745          332,305        Y          N         SOLE
UNITED PARCEL SERVICE INC               CL B               911312106        216            3,082        Y          N         SOLE
UNITED STS STL CORP  COM STK            COM                912909108     49,585          500,000        Y          N         SOLE
VALERO ENERGY CORP  COM STK             COM                91913Y100     34,051          528,000        Y          N         SOLE
WEATHERFORD INTERNAT IONAL LTD          COM                G95089101     34,308          760,700        Y          N         SOLE

                                                                      2,875,335